UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21787

Name of Fund: Enhanced S&P 500® Covered Call Fund Inc. (BEO)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Enhanced S&P 500® Covered Call

    Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 9/30/2009

Item 1 – Schedule of Investments

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Aerospace & Defense - 2.5%	Boeing Co.	5,301	$287,049
	General Dynamics Corp.	2,810	181,526
	Goodrich Corp.	908	49,341
	Honeywell International, Inc.	5,488	203,879
	ITT Corp.	1,334	69,568
	L-3 Communications Holdings, Inc.	854	68,593
	Lockheed Martin Corp.	2,356	183,956
	Northrop Grumman Corp.	2,321	120,112
	Precision Castparts Corp.	1,026	104,519
	Raytheon Co.	2,842	136,331
	Rockwell Collins, Inc.	1,150	58,420
	United Technologies Corp.	6,869	418,528

			1,881,822

Air Freight & Logistics - 0.9%	C.H. Robinson Worldwide, Inc.	1,229	70,975
	Expeditors International Washington, Inc.	1,548	54,412
	FedEx Corp.	2,279	171,426
	United Parcel Service, Inc. Class B	7,257	409,803

			706,616

Airlines - 0.1%	Southwest Airlines Co.	5,411	51,946

Auto Components - 0.2%	The Goodyear Tire & Rubber Co. (a)	1,765	30,058
	Johnson Controls, Inc.	4,345	111,058

			141,116

Automobiles - 0.3%	Ford Motor Co. (a)	23,508	169,493
	Harley-Davidson, Inc.	1,714	39,422

			208,915

Beverages - 2.4%	Brown-Forman Corp. Class B	811	39,106
	The Coca-Cola Co.	16,912	908,174
	Coca-Cola Enterprises, Inc.	2,315	49,564
	Constellation Brands, Inc. Class A (a)	1,450	21,968
	Dr. Pepper Snapple Group, Inc. (a)	1,854	53,303
	Molson Coors Brewing Co. Class B	1,144	55,690
	Pepsi Bottling Group, Inc.	1,051	38,298
	PepsiCo, Inc.	11,369	666,906

			1,833,009

Biotechnology - 1.6%	Amgen, Inc. (a)	7,411	446,364
	Biogen Idec, Inc. (a)	2,108	106,496
	Celgene Corp. (a)	3,347	187,097
	Cephalon, Inc. (a)	541	31,508
	Genzyme Corp. (a)	1,977	112,155
	Gilead Sciences, Inc. (a)	6,599	307,381

			1,191,001

Building Products - 0.0%	Masco Corp.	2,621	33,863

Capital Markets - 2.8%	Ameriprise Financial, Inc.	1,861	67,610
	The Bank of New York Mellon Corp.	8,778	254,474
	The Charles Schwab Corp.	6,947	133,035

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	E*Trade Financial Corp. (a)	6,765	$11,839
	Federated Investors, Inc. Class B	646	17,035
	Franklin Resources, Inc.	1,093	109,956
	The Goldman Sachs Group, Inc.	3,731	687,810
	Invesco Ltd. (b)	3,036	69,099
	Janus Capital Group, Inc.	1,329	18,845
	Legg Mason, Inc.	1,185	36,771
	Morgan Stanley	9,919	306,299
	Northern Trust Corp.	1,765	102,652
	State Street Corp.	3,609	189,833
	T. Rowe Price Group, Inc.	1,872	85,550

			2,090,808

Chemicals - 1.8%	Air Products & Chemicals, Inc.	1,533	118,930
	Airgas, Inc.	598	28,925
	CF Industries Holdings, Inc.	354	30,525
	The Dow Chemical Co.	8,346	217,580
	E.I. du Pont de Nemours & Co.	6,594	211,931
	Eastman Chemical Co.	528	28,269
	Ecolab, Inc.	1,728	79,885
	FMC Corp.	532	29,925
	International Flavors & Fragrances, Inc.	577	21,886
	Monsanto Co.	3,984	308,362
	PPG Industries, Inc.	1,201	69,910
	Praxair, Inc.	2,239	182,904
	Sigma-Aldrich Corp.	889	47,988

			1,377,020

Commercial Banks - 2.6%	BB&T Corp.	4,974	135,492
	Comerica, Inc.	1,103	32,726
	Fifth Third Bancorp	5,804	58,795
	First Horizon National Corp. (a)	1,596	21,115
	Huntington Bancshares, Inc.	4,153	19,561
	KeyCorp	6,411	41,672
	M&T Bank Corp.	600	37,392
	Marshall & Ilsley Corp.	2,686	21,676
	The PNC Financial Services Group, Inc.	3,367	163,603
	Regions Financial Corp.	8,671	53,847
	SunTrust Banks, Inc.	3,640	82,082
	U.S. Bancorp	13,953	305,013
	Wells Fargo & Co.	34,092	960,713
	Zions Bancorporation	923	16,586

			1,950,273

Commercial Services & Supplies - 0.5%	Avery Dennison Corp.	827	29,780
	Cintas Corp.	963	29,189
	Iron Mountain, Inc. (a)	1,317	35,111
	Pitney Bowes, Inc.	1,514	37,623
	R.R. Donnelley & Sons Co.	1,498	31,847

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Republic Services, Inc. Class A	2,352	$62,493
	Stericycle, Inc. (a)	622	30,136
	Waste Management, Inc.	3,596	107,233

			363,412

Communications Equipment - 2.5%	Ciena Corp. (a)	665	10,826
	Cisco Systems, Inc. (a)	42,092	990,846
	Harris Corp.	957	35,983
	JDS Uniphase Corp. (a)	1,584	11,262
	Juniper Networks, Inc. (a)	3,826	103,379
	Motorola, Inc.	16,751	143,891
	QUALCOMM, Inc.	12,131	545,652
	Tellabs, Inc. (a)	2,891	20,006

			1,861,845

Computers & Peripherals - 5.2%	Apple, Inc. (a)	6,534	1,211,207
	Dell, Inc. (a)	12,559	191,650
	EMC Corp. (a)	14,756	251,442
	Hewlett-Packard Co.	17,303	816,875
	International Business Machines Corp.	9,566	1,144,189
	Lexmark International, Inc. Class A (a)	571	12,299
	NetApp, Inc. (a)	2,455	65,499
	QLogic Corp. (a)	862	14,826
	SanDisk Corp. (a)	1,659	36,000
	Sun Microsystems, Inc. (a)	5,498	49,977
	Teradata Corp. (a)	1,254	34,510
	Western Digital Corp. (a)	1,640	59,909

			3,888,383

Construction & Engineering - 0.2%	Fluor Corp.	1,313	66,766
	Jacobs Engineering Group, Inc. (a)	903	41,493
	Quanta Services, Inc. (a)	1,447	32,022

			140,281

Construction Materials - 0.1%	Vulcan Materials Co.	912	49,312

Consumer Finance - 0.7%	American Express Co.	8,678	294,184
	Capital One Financial Corp.	3,320	118,624
	Discover Financial Services, Inc.	3,909	63,443
	SLM Corp. (a)	3,412	29,753

			506,004

Containers & Packaging - 0.2%	Ball Corp.	688	33,849
	Bemis Co.	789	20,443
	Owens-Illinois, Inc. (a)	1,233	45,498
	Pactiv Corp. (a)	967	25,190
	Sealed Air Corp.	1,159	22,751

			147,731

Distributors - 0.1%	Genuine Parts Co.	1,166	44,378

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Diversified Consumer Services - 0.2%	Apollo Group, Inc. Class A (a)	931	$68,587
	DeVry, Inc.	452	25,005
	H&R Block, Inc.	2,447	44,976

			138,568

Diversified Financial Services - 4.1%	Bank of America Corp. (c)	63,142	1,068,362
	CME Group, Inc.	486	149,780
	Citigroup, Inc.	95,183	460,686
	IntercontinentalExchange, Inc. (a)	533	51,802
	JPMorgan Chase & Co.	28,699	1,257,590
	Leucadia National Corp.	1,387	34,287
	Moody’s Corp.	1,431	29,278
	The NASDAQ Stock Market, Inc. (a)	1,036	21,808
	NYSE Euronext	1,901	54,920

			3,128,513

Diversified Telecommunication	AT&T Inc.	43,057	1,162,969
Services - 2.6%	CenturyTel, Inc.	2,173	73,013
	Frontier Communications Corp.	2,280	17,191
	Qwest Communications International Inc.	10,819	41,220
	Verizon Communications, Inc.	20,730	627,497
	Windstream Corp.	3,187	32,284

			1,954,174

Electric Utilities - 1.9%	Allegheny Energy, Inc.	1,237	32,805
	American Electric Power Co., Inc.	3,479	107,814
	Duke Energy Corp.	9,463	148,948
	Edison International	2,378	79,853
	Entergy Corp.	1,429	114,120
	Exelon Corp.	4,810	238,672
	FPL Group, Inc.	3,003	165,856
	FirstEnergy Corp.	2,225	101,727
	Northeast Utilities Inc.	1,283	30,458
	PPL Corp.	2,748	83,374
	Pepco Holdings, Inc.	1,608	23,927
	Pinnacle West Capital Corp.	741	24,320
	Progress Energy, Inc.	2,038	79,604
	The Southern Co.	5,809	183,971

			1,415,449

Electrical Equipment - 0.3%	Emerson Electric Co.	5,485	219,839
	Rockwell Automation, Inc.	1,040	44,304

			264,143

Electronic Equipment, Instruments &	Agilent Technologies, Inc. (a)	2,516	70,020
Components - 0.5%	Amphenol Corp. Class A	1,251	47,137
	Corning, Inc.	11,345	173,692

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Flir Systems, Inc. (a)	1,101	$30,795
	Jabil Circuit, Inc.	1,346	18,050
	Molex, Inc.	992	20,713

			360,407

Energy Equipment & Services - 1.7%	BJ Services Co.	2,132	41,425
	Baker Hughes, Inc.	2,261	96,454
	Cameron International Corp. (a)	1,604	60,663
	Diamond Offshore Drilling, Inc.	509	48,620
	ENSCO International, Inc.	1,038	44,157
	FMC Technologies, Inc. (a)	894	46,703
	Halliburton Co.	6,580	178,450
	Nabors Industries Ltd. (a)	2,076	43,388
	National Oilwell Varco, Inc. (a)	3,052	131,633
	Rowan Cos., Inc.	829	19,125
	Schlumberger Ltd.	8,741	520,964
	Smith International, Inc.	1,609	46,178

			1,277,760

Food & Staples Retailing - 2.5%	CVS Caremark Corp.	10,532	376,414
	Costco Wholesale Corp.	3,174	179,204
	The Kroger Co.	4,754	98,123
	SUPERVALU, Inc.	1,547	23,298
	SYSCO Corp.	4,313	107,178
	Safeway, Inc.	3,040	59,949
	Wal-Mart Stores, Inc.	15,762	773,757
	Walgreen Co.	7,242	271,358
	Whole Foods Market, Inc. (a)	1,027	31,313

			1,920,594

Food Products - 1.5%	Archer-Daniels-Midland Co.	4,685	136,896
	Campbell Soup Co.	1,406	45,864
	ConAgra Foods, Inc.	3,226	69,940
	Dean Foods Co. (a)	1,316	23,412
	General Mills, Inc.	2,375	152,903
	H.J. Heinz Co.	2,300	91,425
	The Hershey Co.	1,213	47,137
	Hormel Foods Corp.	513	18,222
	The J.M. Smucker Co.	866	45,907
	Kellogg Co.	1,872	92,159
	Kraft Foods, Inc.	10,764	282,770
	McCormick & Co., Inc.	951	32,277
	Sara Lee Corp.	5,077	56,558
	Tyson Foods, Inc. Class A	2,228	28,140

			1,123,610

Gas Utilities - 0.1%	EQT Corp	958	40,811
	Nicor, Inc.	329	12,038
	Questar Corp.	1,274	47,851

			100,700

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Health Care Equipment & Supplies -	Baxter International, Inc.	4,398	$250,730
1.8%	Becton Dickinson & Co.	1,747	121,853
	Boston Scientific Corp. (a)	11,001	116,500
	C.R. Bard, Inc.	712	55,970
	CareFusion Corp. (a)	1,314	28,645
	Dentsply International, Inc.	1,084	37,441
	Hospira, Inc. (a)	1,176	52,450
	Intuitive Surgical, Inc. (a)	277	72,643
	Medtronic, Inc.	8,077	297,234
	St. Jude Medical, Inc. (a)	2,539	99,046
	Stryker Corp.	2,060	93,586
	Varian Medical Systems, Inc. (a)	919	38,717
	Zimmer Holdings, Inc. (a)	1,564	83,596

			1,348,411

Health Care Providers & Services -	Aetna, Inc.	3,185	88,638
1.8%	AmerisourceBergen Corp.	2,169	48,542
	Cardinal Health, Inc.	2,625	70,350
	Cigna Corp.	1,990	55,899
	Coventry Health Care, Inc. (a)	1,091	21,776
	DaVita, Inc. (a)	759	42,990
	Express Scripts, Inc. (a)	2,003	155,393
	Humana, Inc. (a)	1,239	46,215
	Laboratory Corp. of America Holdings (a)	790	51,903
	McKesson Corp.	1,942	115,646
	Medco Health Solutions, Inc. (a)	3,457	191,207
	Patterson Cos., Inc. (a)	678	18,476
	Quest Diagnostics, Inc.	1,139	59,444
	Tenet Healthcare Corp. (a)	3,160	18,581
	UnitedHealth Group, Inc.	8,483	212,414
	WellPoint, Inc. (a)	3,467	164,197

			1,361,671

Health Care Technology - 0.0%	IMS Health, Inc.	1,331	20,431

Hotels, Restaurants & Leisure - 1.3%	Carnival Corp.	3,198	106,429
	Darden Restaurants, Inc.	1,018	34,744
	International Game Technology	2,162	46,440
	Marriott International, Inc. Class A	1,834	50,600
	McDonald’s Corp.	7,964	454,505
	Starbucks Corp. (a)	5,379	111,076
	Starwood Hotels & Resorts Worldwide, Inc.	1,363	45,020
	Wyndham Worldwide Corp.	1,302	21,249
	Wynn Resorts Ltd. (a)	503	35,658
	Yum! Brands, Inc.	3,405	114,953

			1,020,674

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Household Durables - 0.4%	Black & Decker Corp.	437	$20,229
	D.R. Horton, Inc.	2,013	22,968
	Fortune Brands, Inc.	1,096	47,106
	Harman International Industries, Inc.	508	17,211
	KB Home	542	9,003
	Leggett & Platt, Inc.	1,139	22,097
	Lennar Corp. Class A	1,125	16,031
	Newell Rubbermaid, Inc.	2,027	31,804
	Pulte Homes, Inc.	2,311	25,398
	Snap-On, Inc.	422	14,669
	The Stanley Works	576	24,589
	Whirlpool Corp.	538	37,638

			288,743

Household Products - 2.3%	Clorox Co.	1,020	59,996
	Colgate-Palmolive Co.	3,637	277,430
	Kimberly-Clark Corp.	3,025	178,415
	The Procter & Gamble Co.	21,301	1,233,754

			1,749,595

IT Services - 1.0%	Affiliated Computer Services, Inc. Class A (a)	713	38,623
	Automatic Data Processing, Inc.	3,665	144,034
	Cognizant Technology Solutions Corp. (a)	2,141	82,771
	Computer Sciences Corp. (a)	1,108	58,403
	Convergys Corp. (a)	899	8,936
	Fidelity National Information Services, Inc.	1,401	35,740
	Fiserv, Inc. (a)	1,127	54,321
	MasterCard, Inc. Class A	700	141,505
	Paychex, Inc.	2,345	68,122
	Total System Services, Inc.	1,439	23,182
	The Western Union Co.	5,120	96,870

			752,507

Independent Power Producers &	The AES Corp.(a)	4,868	72,144
Energy Traders - 0.2%	Constellation Energy Group, Inc.	1,464	47,390
	Dynegy, Inc. Class A (a)	3,700	9,435

			128,969

Industrial Conglomerates - 2.2%	3M Co.	5,096	376,085
	General Electric Co.	77,558	1,273,502
	Textron, Inc.	1,969	37,372

			1,686,959

Insurance - 2.4%	AON Corp.	2,003	81,502
	Aflac, Inc.	3,412	145,829
	The Allstate Corp.	3,914	119,846
	American International Group, Inc. (a)	985	43,448
	Assurant, Inc.	863	27,668
	Chubb Corp.	2,553	128,697
	Cincinnati Financial Corp.	1,188	30,876
	Genworth Financial, Inc. Class A	3,512	41,968

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Hartford Financial Services Group, Inc.	2,804	$74,306
	Lincoln National Corp.	2,205	57,132
	Loews Corp.	2,654	90,900
	MBIA, Inc. (a)	1,154	8,955
	Marsh & McLennan Cos., Inc.	3,823	94,543
	MetLife, Inc.	5,974	227,430
	Principal Financial Group, Inc.	2,328	63,764
	The Progressive Corp.	4,952	82,104
	Prudential Financial, Inc.	3,379	168,646
	Torchmark Corp.	606	26,319
	The Travelers Cos., Inc.	4,142	203,911
	UnumProvident Corp.	2,419	51,863
	XL Capital Ltd. Class A	2,497	43,597

			1,813,304

Internet & Catalog Retail - 0.3%	Amazon.com, Inc. (a)	2,426	226,491
	Expedia, Inc. (a)	1,539	36,859

			263,350

Internet Software & Services - 1.7%	Akamai Technologies, Inc. (a)	1,258	24,757
	eBay, Inc. (a)	8,193	193,437
	Google, Inc. Class A (a)	1,758	871,704
	VeriSign, Inc. (a)	1,411	33,427
	Yahoo! Inc. (a)	8,705	155,036

			1,278,361

Leisure Equipment & Products - 0.1%	Eastman Kodak Co.	1,957	9,354
	Hasbro, Inc.	919	25,502
	Mattel, Inc.	2,630	48,550

			83,406

Life Sciences Tools & Services - 0.4%	Life Technologies Corp (a)	1,287	59,910
	Millipore Corp. (a)	402	28,273
	PerkinElmer, Inc.	852	16,392
	Thermo Fisher Scientific, Inc. (a)	2,979	130,093
	Waters Corp. (a)	697	38,934

			273,602

Machinery - 1.4%	Caterpillar, Inc.	4,534	232,730
	Cummins, Inc.	1,477	66,184
	Danaher Corp.	1,890	127,235
	Deere & Co.	3,087	132,494
	Dover Corp.	1,360	52,714
	Eaton Corp.	1,213	68,644
	Flowserve Corp.	410	40,401
	Illinois Tool Works, Inc.	2,810	120,015
	PACCAR, Inc.	2,651	99,969
	Pall Corp.	864	27,890
	Parker Hannifin Corp.	1,171	60,705

			1,028,981

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Media - 2.4%	CBS Corp. Class B	4,946	$59,599
	Comcast Corp. Class A	20,943	353,727
	The DIRECTV Group, Inc. (a)	3,281	90,490
	EW Scripps Co.	1	8
	Gannett Co., Inc.	1,713	21,430
	Interpublic Group of Cos., Inc. (a)	3,548	26,681
	The McGraw-Hill Cos., Inc.	2,297	57,747
	Meredith Corp.	265	7,934
	The New York Times Co. Class A	844	6,853
	News Corp. Class A	16,408	196,732
	Omnicom Group Inc.	2,268	83,780
	Scripps Networks Interactive	651	24,054
	Time Warner Cable, Inc.	2,571	110,784
	Time Warner, Inc.	8,652	249,005
	Viacom, Inc. Class B (a)	4,429	124,189
	Walt Disney Co.	13,563	372,440
	The Washington Post Co. Class B	43	20,127

			1,805,580

Metals & Mining - 0.9%	AK Steel Holding Corp.	801	15,804
	Alcoa, Inc.	7,111	93,296
	Allegheny Technologies, Inc.	715	25,018
	Freeport-McMoRan Copper & Gold, Inc. Class B	3,005	206,173
	Newmont Mining Corp.	3,576	157,416
	Nucor Corp.	2,296	107,935
	Titanium Metals Corp.	619	5,936
	United States Steel Corp.	1,050	46,589

			658,167

Multi-Utilities - 1.2%	Ameren Corp.	1,704	43,077
	CMS Energy Corp.	1,671	22,391
	CenterPoint Energy, Inc.	2,820	35,053
	Consolidated Edison, Inc.	2,009	82,248
	DTE Energy Co.	1,198	42,098
	Dominion Resources, Inc.	4,344	149,868
	Integrys Energy Group, Inc.	557	19,991
	NiSource, Inc.	2,013	27,961
	PG&E Corp.	2,705	109,525
	Public Service Enterprise Group, Inc.	3,693	116,108
	SCANA Corp.	805	28,095
	Sempra Energy	1,790	89,160
	TECO Energy, Inc.	1,563	22,007
	Wisconsin Energy Corp.	853	38,530
	Xcel Energy, Inc.	3,326	63,992

			890,104

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Multiline Retail - 0.8%	Big Lots, Inc. (a)	603	$15,087
	Family Dollar Stores, Inc.	1,020	26,928
	J.C. Penney Co., Inc.	1,721	58,084
	Kohl’s Corp. (a)	2,230	127,222
	Macy’s, Inc.	3,069	56,132
	Nordstrom, Inc.	1,202	36,709
	Sears Holdings Corp. (a)	364	23,773
	Target Corp.	5,487	256,133

			600,068

Office Electronics - 0.1%	Xerox Corp.	6,342	49,087

Oil, Gas & Consumable Fuels - 8.9%	Anadarko Petroleum Corp.	3,580	224,573
	Apache Corp.	2,450	224,983
	Cabot Oil & Gas Corp. Class A	759	27,134
	Chesapeake Energy Corp.	4,683	132,997
	Chevron Corp.	14,636	1,030,813
	ConocoPhillips	10,822	488,722
	Consol Energy, Inc.	1,319	59,500
	Denbury Resources, Inc. (a)	1,822	27,567
	Devon Energy Corp.	3,239	218,082
	EOG Resources, Inc.	1,839	153,575
	El Paso Corp.	5,117	52,807
	Exxon Mobil Corp.	35,071	2,406,221
	Hess Corp.	2,124	113,549
	Marathon Oil Corp.	5,165	164,764
	Massey Energy Co.	628	17,515
	Murphy Oil Corp.	1,393	80,195
	Noble Energy, Inc.	1,269	83,703
	Occidental Petroleum Corp.	5,917	463,893
	Peabody Energy Corp.	1,953	72,691
	Pioneer Natural Resources Co.	840	30,484
	Range Resources Corp.	1,146	56,567
	Southwestern Energy Co. (a)	2,514	107,298
	Spectra Energy Corp.	4,714	89,283
	Sunoco, Inc.	857	24,382
	Tesoro Corp.	1,018	15,250
	Valero Energy Corp.	4,107	79,635
	Williams Cos., Inc.	4,250	75,948
	XTO Energy, Inc.	4,234	174,949

			6,697,080

Paper & Forest Products - 0.2%	International Paper Co.	3,158	70,202
	MeadWestvaco Corp.	1,249	27,865
	Weyerhaeuser Co.	1,546	56,661

			154,728

Personal Products - 0.2%	Avon Products, Inc.	3,116	105,819
	The Estée Lauder Cos., Inc. Class A	861	31,926

			137,745

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Pharmaceuticals - 6.3%	Abbott Laboratories	11,282	$558,120
	Allergan, Inc.	2,244	127,369
	Bristol-Myers Squibb Co.	14,456	325,549
	Eli Lilly & Co.	7,379	243,728
	Forest Laboratories, Inc. (a)	2,202	64,827
	Johnson & Johnson	20,111	1,224,559
	King Pharmaceuticals, Inc. (a)	1,811	19,504
	Merck & Co., Inc.	15,390	486,786
	Mylan, Inc. (a)	2,228	35,670
	Pfizer, Inc.	49,253	815,137
	Schering-Plough Corp.	11,924	336,853
	Watson Pharmaceuticals, Inc. (a)	772	28,286
	Wyeth	9,743	473,315

			4,739,703

Professional Services - 0.1%	Dun & Bradstreet Corp.	385	28,998
	Equifax, Inc.	924	26,925
	Monster Worldwide, Inc. (a)	919	16,064
	Robert Half International, Inc.	1,108	27,722

			99,709

Real Estate Investment Trusts (REITs) -	Apartment Investment & Management Co. Class A	854	12,597
1.0%	AvalonBay Communities, Inc.	585	42,547
	Boston Properties, Inc.	1,015	66,533
	Equity Residential	1,999	61,369
	HCP, Inc.	2,139	61,475
	Health Care REIT, Inc.	873	36,334
	Host Marriott Corp.	4,405	51,847
	Kimco Realty Corp.	2,747	35,821
	Plum Creek Timber Co., Inc.	1,188	36,400
	ProLogis	3,231	38,514
	Public Storage	990	74,488
	Simon Property Group, Inc.	2,080	144,414
	Ventas, Inc.	1,146	44,121
	Vornado Realty Trust	1,139	73,365

			779,825

Real Estate Management & Development - 0.0%	CB Richard Ellis Group, Inc. (a)	1,753	20,580

Road & Rail - 0.8%	Burlington Northern Santa Fe Corp.	1,911	152,555
	CSX Corp.	2,861	119,761
	Norfolk Southern Corp.	2,683	115,664
	Ryder System, Inc.	410	16,015
	Union Pacific Corp.	3,680	214,728

			618,723

Semiconductors & Semiconductor	Advanced Micro Devices, Inc. (a)	4,093	23,166
Equipment - 2.3%	Altera Corp.	2,147	44,035
	Analog Devices, Inc.	2,128	58,690
	Applied Materials, Inc.	9,733	130,422

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Broadcom Corp. Class A (a)	3,148	$96,612
	Intel Corp.	40,853	799,493
	KLA-Tencor Corp.	1,246	44,682
	LSI Corp. (a)	4,755	26,105
	Linear Technology Corp.	1,622	44,816
	MEMC Electronic Materials, Inc. (a)	1,631	27,124
	Microchip Technology, Inc.	1,336	35,404
	Micron Technology, Inc. (a)	6,180	50,676
	National Semiconductor Corp.	1,708	24,373
	Novellus Systems, Inc. (a)	715	15,001
	Nvidia Corp. (a)	4,002	60,150
	Teradyne, Inc. (a)	1,274	11,785
	Texas Instruments, Inc.	9,206	218,090
	Xilinx, Inc.	2,014	47,168

			1,757,792

Software - 3.7%	Adobe Systems, Inc. (a)	3,831	126,576
	Autodesk, Inc. (a)	1,674	39,841
	BMC Software, Inc. (a)	1,343	50,403
	CA, Inc.	2,905	63,881
	Citrix Systems, Inc. (a)	1,336	52,411
	Compuware Corp. (a)	1,733	12,703
	Electronic Arts, Inc. (a)	2,361	44,977
	Intuit, Inc. (a)	2,358	67,203
	McAfee, Inc. (a)	1,147	50,227
	Microsoft Corp.	56,579	1,464,830
	Novell, Inc. (a)	2,531	11,415
	Oracle Corp.	28,502	593,982
	Red Hat, Inc. (a)	1,372	37,922
	Salesforce.com, Inc. (a)	796	45,316
	Symantec Corp. (a)	5,944	97,898

			2,759,585

Specialty Retail - 1.7%	Abercrombie & Fitch Co. Class A	644	21,175
	AutoNation, Inc. (a)	689	12,457
	AutoZone, Inc. (a)	235	34,362
	Bed Bath & Beyond, Inc. (a)	1,911	71,739
	Best Buy Co., Inc.	2,492	93,500
	GameStop Corp. Class A (a)	1,206	31,923
	The Gap, Inc.	3,514	75,200
	Home Depot, Inc.	12,439	331,375
	Limited Brands, Inc.	1,949	33,114
	Lowe’s Cos., Inc.	10,783	225,796
	O’Reilly Automotive, Inc. (a)	998	36,068
	Office Depot, Inc. (a)	2,005	13,273
	RadioShack Corp.	915	15,162

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks			Shares Held	Value
	The Sherwin-Williams Co.			713	$42,894
	Staples, Inc.			5,271	122,393
	TJX Cos., Inc.			3,093	114,905
	Tiffany & Co.			909	35,024

					1,310,360

Textiles, Apparel & Luxury Goods -	Coach, Inc.			2,321	76,407
0.5%	Nike, Inc. Class B			2,837	183,554
	Polo Ralph Lauren Corp.			422	32,334
	VF Corp.			651	47,152

					339,447

Thrifts & Mortgage Finance - 0.1%	Hudson City Bancorp, Inc.			3,442	45,262
	People’s United Financial, Inc.			2,542	39,554

					84,816

Tobacco - 1.5%	Altria Group, Inc.			15,116	269,216
	Lorillard, Inc.			1,205	89,532
	Philip Morris International, Inc.			14,117	688,063
	Reynolds American, Inc.			1,233	54,893

					1,101,704

Trading Companies & Distributors -	Fastenal Co.			965	37,346
0.1%	W.W. Grainger, Inc.			456	40,748

					78,094

Wireless Telecommunication Services -	American Tower Corp. Class A (a)			2,880	104,832
0.3%	MetroPCS Communications, Inc. (a)			1,902	17,803
	Sprint Nextel Corp. (a)			20,987	82,899

					205,534

	Total Common Stocks (Cost - $74,898,520) - 90.5%				68,139,048

	Short-Term Securities	Maturity Date	Yield	Face Amount
Time Deposits - 3.0%	State Street Bank & Trust Co.	10/01/09	0.01%	$2,267,438	2,267,438
	Total Short-Term Securities (Cost - $2,267,438) - 3.0%				2,267,438
	Total Investments Before Options Written (Cost - $77,165,958*) - 93.5%				70,406,486
	Options Written			Number of Contracts
Call Options Written	S&P 500 Listed Option, expiring October 2009 at USD 1,070			66,800	(878,420)
	Total Options Written (Premiums Received - $1,511,390) - (1.2%)				(878,420)
	Total Investments, Net of Options Written (Cost - $75,654,568) - 92.3%				69,528,066
	Other Assets Less Liabilities - 7.7%				5,810,399

	Net Assets - 100.0%				$75,338,465

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)
*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$70,950,674

Gross unrealized appreciation	$678,677
Gross unrealized depreciation	(1,222,865)

Net unrealized depreciation	$(544,188)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the

Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income
Bank of America Corp.	$214,163	$413,713	$(292,687)	$1,838
• Financial futures contracts purchased as of September 30, 2009 were as follows:

Number of contracts	Issue	Expiration Date	Face Value	Depreciation
48	E-MINI S&P 500	December 2009	$2,528,868	$ (1,908)
• Total return swap outstanding as of September 30, 2009 was as follows:

Counterparty	Receive Total Return	Pay	Expiration	Notional Amount	Appreciation
Deutsche Bank AG	CBOE S&P 500 BuyWrite Index (BXM SM ) - Total Return	12-month LIBOR rate with a negotitated spread	October 2009	$38,200,000	$5,658,725
•	For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Enhanced S&P 500 Covered Call Fund Inc.
Schedule of Investments September 30, 2009 (Unaudited)
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi- annual report .

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments†
	Assets	Assets	Liabilities

Level 1	$68,139,048	-	$(880,328)
Level 2	2,267,438	$5,658,725	-
Level 3	-	-	-
Total	$70,406,486	$5,658,725	$(880,328)

†	Other financial instruments are swaps, futures and options.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enhanced S&P 500® Covered Call Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
Enhanced S&P 500® Covered Call Fund Inc.

Date: November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
Enhanced S&P 500® Covered Call Fund Inc.

Date: November 13, 2009

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Enhanced S&P 500® Covered Call Fund Inc.

Date: November 13, 2009